Stockholder Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' payable balance outstanding	$ 5,259,000		$ 4,470,000	$ 3,370,000
Proceeds from related party	(12,000)	$ (131,000)	(144,000)	(12,000)
Chairperson and President [Member]
Proceeds from related party	274,000	263,000	1,244,000	1,254,000
Refund to related party	4,000	4,000
Repayment to Affiliates			$ 144,000	$ 216,000
President [Member]
Proceeds from related party	802,000	781,000
Refund to related party	$ 12,000	$ 131,000